Columbia Funds Series Trust II

225 Franklin Street

Boston, MA 02110

October 31, 2017

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia Short-Term Cash Fund (the Fund)

Amendment No. 183

File No. 811-21852

Dear Mr. Cowan:

Registrant is filing Amendment No. 183 on Form N-1A on behalf of the above referenced Fund. All marked changes on this filing are non-material.

Columbia Short-Term Cash Fund is available only to investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors.

If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II